Related Party Transactions - Schedule of Total Amount of Transactions (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Transactions with shareholders [Member]
Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	€ 11,066	€ 2,651	€ 76
Purchase of goods and services			(151)
Other income			15
Other expense	(61)	(122)	(80)
Interest expense	(10,919)	(2,784)	(2)
Transactions with affiliated companies [Member]
Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	76	2,644	262
Purchase of goods and services	(11,016)	(9,616)	(4,603)
Other income	107		35
Other expense	(4,507)	(4,688)	(6,027)
Interest expense	(354)	(63)	(59)
Transactions with associated companies [Member]
Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	390	7,707	153
Purchase of goods and services	(111)	(94)	(85)
Other income
Other expense	(201)	(122)	(98)
Interest expense
Other related parties [member]
Schedule of Total Amount of Transactions [Line Items]
Sales of goods and services	11,531	13,003	491
Purchase of goods and services	(11,127)	(9,710)	(4,839)
Other income	107		50
Other expense	(4,769)	(4,932)	(6,205)
Interest expense	€ (11,273)	€ (2,847)	€ (61)